NOTICE OF COMPLETED SUBSTITUTION
Dated October 17, 2016

Allianz Life Insurance Company of North America
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
 (collectively, "Allianz Life")

Effective October 14, 2017, shares of the Target Funds included in the table below were substituted for shares of the corresponding Destination Funds, owned through variable insurance products issued by Allianz Life. Shares of the replaced Investment Options are no longer available through the Contracts. There was no fee charged for the substitutions. In addition, the substitutions will not count toward any limit on free transfers.
Target Fund	Destination Fund
Alger Capital Appreciation Portfolio Class 1	AZL® Russell 1000 Growth Index Fund Class 1
Alger Large Cap Growth Portfolio Class 1	AZL® Russell 1000 Growth Index Fund Class 1
Alger Mid Cap Growth Portfolio Class 1	AZL® Mid Cap Index Fund Class 1
Alger Small Cap Growth Portfolio Class 1	AZL® Small Cap Stock Index Fund Class 1
Columbia Variable Portfolio – Select Smaller-Cap Value Fund Class 1	AZL® Small Cap Stock Index Fund Class 1
Davis VA Value Portfolio Class 1	AZL® Russell 1000 Value Index Fund Class 1
Franklin Global Real Estate VIP Fund Class 1 Franklin Global Real Estate VIP Fund Class 2	AZL® Morgan Stanley Global Real Estate Fund Class 1 AZL® Morgan Stanley Global Real Estate Fund Class 2
Franklin Growth and Income VIP Fund Class 1 Franklin Growth and Income VIP Fund Class 2	AZL® Russell 1000 Value Index Fund Class 1 AZL® Russell 1000 Value Index Fund Class 2
Franklin Large Cap Growth VIP Fund Class 1 Franklin Large Cap Growth VIP Fund Class 2	AZL® Russell 1000 Growth Index Fund Class 1 AZL® Russell 1000 Growth Index Fund Class 2
Franklin Small Cap Value VIP Fund Class 1 Franklin Small Cap Value VIP Fund Class 2	AZL® Small Cap Stock Index Fund Class 1 AZL® Small Cap Stock Index Fund Class 2
Franklin Small-Mid Cap Growth VIP Fund Class 1 Franklin Small-Mid Cap Growth VIP Fund Class 2	AZL® Mid Cap Index Fund Class 1 AZL® Mid Cap Index Fund Class 2
Invesco V.I. American Franchise Fund Series I Invesco V.I. American Franchise Fund Series II	AZL® Russell 1000 Growth Index Fund Class 1 AZL® Russell 1000 Growth Index Fund Class 2
Invesco V.I. Core Equity Fund Series I	AZL® S&P 500 Index Fund Class 1
Invesco V.I. Growth & Income Fund Series I	AZL® Russell 1000 Value Index Fund Class 1
Invesco V.I. International Growth Fund Series 1	AZL® International Index Fund Class 1
Jennison Portfolio Class II	AZL® Russell 1000 Growth Index Fund Class 2
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	AZL® S&P 500 Index Fund Class 1
Oppenheimer Global Fund/VA Non-Service Shares	AZL® International Index Fund Class 1
Oppenheimer Main Street Fund/VA Class 1	AZL® S&P 500 Index Fund Class 1
SP International Growth Portfolio Class II	AZL® International Index Fund Class 2
Templeton Foreign VIP Fund Class 1 Templeton Foreign VIP Fund Class 2	AZL® International Index Fund Class 1 AZL® International Index Fund Class 2

From the date of the Pre-Substitution Notice dated September 1, 2016, through the date of the substitution, you were permitted to transfer all of or a portion of your Contract value invested in any subaccount investing in the Target Funds into other available Investment Options available to you under your Contract, without any limitation or charge on the transfer or without the transfer being counted as a transfer for purposes of transfer limitations and fees. If you did not exercise this free transfer right prior to the substitution, for a period of 30 days after the substitution, you may transfer Contract value invested in the Destination Funds into any one or more other Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer.
Except for limitations imposed by a living benefit rider, or as described in the market timing limitations of the prospectus, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers out of any Destination Fund during the Free Transfer Period.
If you would like further information or a prospectus, free of charge, for any of the Investment Options available under your Contract, or if you would like to make a transfer of your Contract value, please contact your financial professional or call our Service Center toll-free at 800.624.0197. Further information is also available on our website at www.allianzlife.com.

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